Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment, net
	Land, building and improvements	Plant and production Equipment	Vehicles, furniture and fixtures	Works in progress	Others	Total
Cost
Balances at January 1, 2018	54,655	54,389	40,479	1,467	22,617	173,607
Adjustment on initial application of IAS 29	1,358	-	3,444	48	89	4,939
Adjusted balances at January 1, 2018	56,013	54,389	43,923	1,515	22,706	178,546
Acquisitions	289	4,551	4,263	900	1,136	11,139
Disposals	-	-	(520)	-	(774)	(1,294)
Transfer from Intangible	(298)	278	172	(584)	553	121
Translation differences and inflation adjustment	(2,631)	(1,989)	(1,119)	(106)	(1,190)	(7,035)
Balances at December 31, 2018	53,373	57,229	46,719	1,725	22,431	181,477
Balances at January 1, 2017	48,312	45,287	37,693	1,001	18,411	150,704
Acquisitions	632	2,487	4,659	456	3,278	11,512
Disposals	-	-	(355)	-	(349)	(704)
Transfer	199	2,466	(2,466)	-	(199)	-
Translation differences	5,512	4,149	948	10	1,476	12,095
Balances at December 31, 2017	54,655	54,389	40,479	1,467	22,617	173,607
Depreciation
Accumulated at January 1, 2018	12,434	42,376	26,227	-	18,087	99,124
Adjustment on initial application of IAS 29	568	-	3,030	-	86	3,684
Adjusted balances at January 1, 2018	13,002	42,376	29,257	-	18,173	102,808
Depreciation of the year	925	3,852	3,607	-	1,120	9,504
Disposals	-	-	(464)	-	(773)	(1,237)
Translation differences and inflation adjustment	(721)	(1,637)	(595)	-	(944)	(3,897)
Accumulated at December 31, 2018	13,206	44,591	31,805	-	17,576	107,178
Accumulated at January 1, 2017	10,449	35,307	23,391	-	15,573	84,720
Depreciation of the year	777	3,021	3,057	-	1,028	7,883
Disposals	-	-	(238)	-	(175)	(413)
Translation differences	1,208	4,048	17	-	1,661	6,934
Accumulated at December 31, 2017	12,434	42,376	26,227	-	18,087	99,124
Net balances at December 31, 2018	40,167	12,638	14,914	1,725	4,855	74,299
Net balances at December 31, 2017	42,221	12,013	14,252	1,467	4,530	74,483